Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues	$ 383,458	$ 559,386	$ 882,011
Parent [Member]
Revenues
Sale of medical equipment	212,394	342,344	882,011
Provision of OSAS diagnostic services	171,064	217,042
Total revenues	383,458	559,386	882,011
Cost of revenue
Sale of medical equipment	(112,942)	(464,918)	(1,655,970)
Provision of OSAS diagnostic services	(630,802)	(292,983)
Total cost of revenue	(743,744)	(757,901)	(1,655,970)
Gross loss
Sale of medical equipment	99,452	(122,574)	(773,959)
Provision of OSAS diagnostic services	(459,738)	(75,941)
Total gross loss	(360,286)	(198,515)	(773,959)
Depreciation and amortization expense:
Sale of medical equipment	84,371	535,800	1,328,403
Provision of OSAS diagnostic services	693,746	291,830
Total depreciation and amortization expenses	778,117	827,630	1,328,403
Capital expenditure
Sale of medical equipment		16,137	40,780
Provision of OSAS diagnostic services		760,191
Total capital expenditure		$ 776,328	$ 40,780